UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09157
Investment Company Act File Number
Eaton Vance California Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Trust	as of August 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 171.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 18.0%
$1,000	California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39	$1,106,380
2,000	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	2,133,880
745	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	783,844
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,780,027
1,105	California Educational Facilities Authority, (Pomona College), 5.00%, 7/1/45	1,156,283
1,350	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,567,418
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(1)	4,013,400
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,510,300
1,250	University of California, 5.25%, 5/15/39	1,381,738

		$17,433,270

Electric Utilities — 7.1%
$270	Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$305,556
2,275	Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,343,842
1,020	Los Angeles Department of Water and Power, 5.25%, 7/1/38	1,113,197
1,500	Northern California Power Agency, 5.25%, 8/1/24	1,673,295
1,300	Vernon, Electric System Revenue, 5.125%, 8/1/21	1,406,405

		$6,842,295

General Obligations — 15.4%
$750	California, 6.00%, 4/1/38	$837,540
1,590	California, (AMT), 5.05%, 12/1/36	1,563,749
3,655	Palo Alto, (Election of 2008), 5.00%, 8/1/40	4,019,221
4,770	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	5,003,253
3,180	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(3)	3,452,431

		$14,876,194

Hospital — 27.5%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,043,020
2,310	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,346,613
1,500	California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,742,145
3,480	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(2)	3,526,771
750	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	763,080
2,810	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	2,812,192
1,150	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,158,798
1,650	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,663,480
1,565	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,588,788
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,759,730
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,589,355
1,900	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,929,241
1,220	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,180,704
700	Washington Health Care Facilities Authority, (Providence Health Care), 5.25%, 7/1/29	701,757
2,780	Washington Township Health Care District, 5.00%, 7/1/32	2,772,494

		$26,578,168

Housing — 2.6%
$1,750	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$1,409,170
707	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	704,405
414	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	404,308

		$2,517,883

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 3.2%
$1,235	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,257,514
2,000	California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.80%, 9/1/46	1,878,100

		$3,135,614

Insured-Education — 5.2%
$495	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$508,870
1,250	California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	1,451,313
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,047,100

		$5,007,283

Insured-Electric Utilities — 6.1%
$2,500	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$2,589,625
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (NPFG), (AMT), 5.55%, 9/1/31	3,262,350

		$5,851,975

Insured-Escrowed/Prerefunded — 3.2%
$5,130	Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$3,105,702

		$3,105,702

Insured-General Obligations — 6.8%
$7,000	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$1,711,850
4,825	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	1,107,917
7,995	Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	3,761,008

		$6,580,775

Insured-Hospital — 13.8%
$2,900	California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,996,077
640	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (NPFG), 5.25%, 8/15/29	642,496
750	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(2)	770,482
3,750	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(2)	3,771,902
5,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(2)	5,173,700

		$13,354,657

Insured-Lease Revenue/Certificates of Participation — 11.0%
$5,510	Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,366,675
2,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,538,360
3,500	San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	3,699,360

		$10,604,395

Insured-Special Tax Revenue — 3.9%
$21,285	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$1,467,175
4,220	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	581,474
8,355	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,072,364
5,270	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	629,607

		$3,750,620

Insured-Transportation — 9.5%
$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,562,200
8,000	Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	2,244,480
740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	812,291

Principal
Amount
(000’s omitted)	Security	Value
$10,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	$1,787,700
1,320	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,353,475
1,350	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,462,401

		$9,222,547

Insured-Water and Sewer — 5.7%
$1,600	East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	$1,733,584
4,400	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	3,771,416

		$5,505,000

Other Revenue — 2.1%
$385	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$390,698
580	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	582,581
980	Golden State Tobacco Securitization Corp., 5.30%, (0.00% until 12/1/12), 6/1/37	614,822
640	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	479,405

		$2,067,506

Senior Living/Life Care — 1.5%
$175	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$164,806
700	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	626,220
600	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 7.25%, 11/15/41	669,018

		$1,460,044

Special Tax Revenue — 16.4%
$1,000	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$978,010
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	244,638
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	365,893
970	Corona Public Financing Authority, 5.80%, 9/1/20	971,183
200	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	182,850
500	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	428,160
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,598,538
895	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	902,590
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	421,940
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	752,595
2,245	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,296,613
930	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	947,205
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,341,788
1,095	Santa Margarita Water District, 6.20%, 9/1/20	1,124,543
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	251,170
490	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	491,191
250	Temecula Unified School District, 5.00%, 9/1/27	235,518
400	Temecula Unified School District, 5.00%, 9/1/37	354,624
500	Turlock Public Financing Authority, 5.45%, 9/1/24	503,770
500	Tustin Community Facilities District, 6.00%, 9/1/37	507,120
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,005,380

		$15,905,319

Transportation — 7.3%
$2,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$2,114,200
2,120	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	2,229,731
1,500	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,594,095
1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	1,171,147

		$7,109,173

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 4.9%
$1,840	California Department of Water Resources, 5.00%, 12/1/29	$2,048,950
2,500	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 1/1/34	2,730,175

		$4,779,125

Total Tax-Exempt Investments — 171.2% (identified cost $162,460,588)		$165,687,545

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.6)%		$(49,976,237)

Other Assets, Less Liabilities — (19.6)%		$(18,913,542)

Net Assets Applicable to Common Shares — 100.0%		$96,797,766

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 38.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 14.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $1,707,162.

A summary of open financial instruments at August 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/10	32 U.S. 30-Year Treasury Bond	Short	$(4,300,144)	$(4,321,000)	$(20,856)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation
JPMorgan Chase Co.	$2,125,000	4.046%	3-month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	$(378,203)
Merrill Lynch Capital Services, Inc.	3,412,500	3.374	3-month USD- LIBOR-BBA	November 24, 2010 / November 24, 2040	(132,085)

					$(510,288)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $531,144.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$141,199,531

Gross unrealized appreciation	$8,905,147
Gross unrealized depreciation	(4,952,133)

Net unrealized appreciation	$3,953,014

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$165,687,545	$—	$165,687,545

Total Investments	$—	$165,687,545	$—	$165,687,545

Liability Description

Futures Contracts	$(20,856)	$—	$—	$(20,856)
Interest Rate Swaps	—	(510,288)	—	(510,288)

Total	$(20,856)	$(510,288)	$—	$(531,144)

The Trust held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	October 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	October 25, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	October 25, 2010